Supplement dated January 23, 2025
to the following statutory prospectus(es):
Key Future and America's Future Horizon Annuity dated May 1, 2024
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
1. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on October 23, 2024, the Board approved the termination of Nationwide Asset Management, LLC as subadviser to the NVIT Core Bond Fund (the "Fund") and the appointment of Loomis, Sayles & Company, L.P. as the Fund’s new subadviser. This change is anticipated to take effect on or about January 27, 2025 (the "Effective Date").
As of the Effective Date the statutory prospectus is amended as follows:
The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Loomis, Sayles & Company, L.P.
All references to the Fund’s former name and subadviser are replaced accordingly.
2. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 11, 2024, the Board approved the termination of NS Partners Ltd as the subadviser to the NVIT Emerging Markets Fund (the "Fund") and the appointment of FIAM LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about March 3, 2025 (the "Effective Date").
As of the Effective Date the statutory prospectus is amended as follows:
The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC
All references to the Fund’s former name and subadviser are replaced accordingly.
PROS-0937